Earnings/(Loss) Per Share - Disclosure of Diluted Earnings/(Loss) Per Share (Details) - R / shares shares in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings per share [abstract]
Weighted average number of ordinary shares in issue (in shares)	535,336	523,809	445,896
Potential ordinary shares (in shares)	11,858	9,537	19,423
Weighted average number of ordinary shares for diluted earnings per share (in shares)	547,194	533,346	465,319
Total diluted earnings/(loss) per share (in rand per share)	R (1.66)	R (5.00)	R (10.04)